BofA Connecticut Municipal Reserves | Capital Class Shares
BofA Connecticut Municipal Reserves
Investment Objective
BofA Connecticut Municipal Reserves (the Fund) seeks current income exempt from federal income tax and Connecticut individual, trust and estate income tax, consistent with capital preservation and maintenance of a high degree of liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA Connecticut Municipal Reserves Capital Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA Connecticut Municipal Reserves Capital Class Shares
Management fees	[1]	0.25%
Distribution (Rule 12b-1) fees		none
Other expenses		0.11%
Total annual Fund operating expenses		0.36%
Fee waivers and/or reimbursements	[2]	(0.16%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.20%
[1]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

▪	you invest $10,000 in Capital Class shares of the Fund for the periods indicated,
▪	your investment has a 5% return each year, and
▪	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)		1 year	3 years	5 years	10 years
BofA Connecticut Municipal Reserves Capital Class Shares	[1]	20	99	186	440
[1]	Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies

The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax and Connecticut individual, trust and estate income tax. These securities are issued by or on behalf of the State of Connecticut, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside of Connecticut. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation, including the federal alternative minimum tax. The Fund also may invest up to 20% of its total assets in private activity bonds, which are municipal securities that finance private projects.

The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

BofA Advisors, LLC, the Fund’s investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
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Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Money Market Fund Risk – An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor, the Advisor’s parent (Bank of America Corporation), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in infrequent cases in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose money from their original investment. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that the Advisor or its affiliates (including Bank of America Corporation) would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing distressed securities from the Fund, making capital infusions into or entering into a capital support agreement with the Fund or taking other supportive actions. The credit quality of certain types of portfolio securities can change rapidly in certain types of market environments. In some cases, the default of a single portfolio security could cause the net asset value of Fund shares to fall below $1.00 per share. At times of (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) insufficient levels of cash in the Fund’s portfolio to satisfy redemption activity, and (iii) disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities, the Fund could be forced to sell portfolio securities at unfavorable prices in order to generate sufficient cash to pay redeeming shareholders. Sales of portfolio securities at such times could result in losses to the Fund and cause the net asset value of Fund shares to fall below $1.00 per share. The amount of income from portfolio securities could affect the Fund’s ability to maintain a constant net asset value of $1.00 per share and/or to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses and may prevent payment of any dividends or distributions to Fund shareholders or cause the net asset value of Fund shares to fall below $1.00 per share. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions or seek to reduce certain of its operating expenses. There is no guarantee that such actions would enable the Fund to maintain a constant net asset value of $1.00 per share.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

■

Tax-Exempt Pass-through Certificates Risk – Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

State-Specific Municipal Securities Risk – Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition and prospects. Since the Fund invests in California municipal securities, the value of the Fund’s shares may be especially affected by factors pertaining to the economy of California and other factors specifically impacting the ability of issuers of California municipal securities to meet their obligations. Connecticut is facing economic and fiscal challenges brought on by the current recession, such as a past fiscal year deficit, a projected current fiscal year deficit, future fiscal year projected current services deficits and falling employment, among other issues. The Governor and the General Assembly continue to take actions designed to address these challenges and consider various corrective actions for them, including, but not limited to, the elimination or reduction of state services, increases in state taxes and reduction of aid to municipalities. In addition, several municipalities in Connecticut are facing similar economic and fiscal challenges as well. Rising costs, slow tax collections and the possibility for a reduction in state aid have caused several municipalities to consider reductions of services and programs, and increases in taxes and fees. There can be no assurances, however, that the financial condition of Connecticut will not be further materially adversely affected by actual conditions or circumstances, including, but not limited to, lower than expected revenues or higher than expected expenditures. Such factors may affect the ability of Connecticut or its municipalities to pay their respective obligations. The statement of additional information (SAI) provides additional detail about risks specific to Connecticut municipal securities, which investors should carefully consider.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Capital Class shares of the Fund have not commenced operations as of the date of this prospectus, and therefore performance information for Capital Class shares of the Fund is not yet available. The returns shown for all periods are the returns of Retail A shares of the Fund, which are not offered in this prospectus. Capital Class shares would have annual returns substantially similar to those of Retail A shares because each of the Fund’s share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown for Retail A shares have not been adjusted to reflect any differences in expenses between Capital Class shares and Retail A shares. The returns shown for periods prior to January 1, 2010 are the returns of Retail A shares of Columbia Connecticut Municipal Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. For periods prior to November 23, 2005, the performance of the Fund’s Retail A shares represents the performance of the Galaxy Connecticut Municipal Money Market Fund’s Retail A shares, the predecessor to the Columbia Connecticut Municipal Reserves’ Retail A shares. The Fund’s past performance is no guarantee of how the Fund will perform in the future.
Year by Year Total Return (%) as of December 31 Each Year
The bar chart below shows you how the performance of the Fund’s Retail A shares has varied from year to year. For the Fund’s current 7-day yield, call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.
[1]	Year-to-date return as of June 30, 2011: 0.02%

Best and Worst Quarterly Returns During this Period

Best:	1st quarter 2001:	5.47%
Worst:	1st quarter 2010:	0.00%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Column	1 year	5 years	10 years
BofA Connecticut Municipal Reserves Capital Class Shares	Retail A Shares	0.02%	1.75%	1.44%

BofA Massachusetts Municipal Reserves | Capital Class Shares
BofA Massachusetts Municipal Reserves
Investment Objective
BofA Massachusetts Municipal Reserves (the Fund) seeks current income exempt from federal income tax and Massachusetts individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BofA Massachusetts Municipal Reserves Capital Class Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BofA Massachusetts Municipal Reserves Capital Class Shares
Management fees	[1]	0.25%
Distribution (Rule 12b-1) fees		none
Other expenses		0.06%
Total annual Fund operating expenses		0.31%
Fee waivers and/or reimbursements	[2]	(0.11%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.20%
[1]	BofA Advisors, LLC, the Fund's investment advisor (the Advisor) and administrator, has contractually agreed to limit management fees (investment advisory fees and administration fees) to an annual rate of 0.19% of average net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.
[2]	The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets through December 31, 2012. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Advisor.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

▪	you invest $10,000 in Capital Class shares of the Fund for the periods indicated,
▪	your investment has a 5% return each year, and
▪	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example (USD $)		1 year	3 years	5 years	10 years
BofA Massachusetts Municipal Reserves Capital Class Shares	[1]	20	89	163	382
[1]	Remember this is an example only. Your actual costs may be higher or lower.

Principal Investment Strategies

The Fund invests in high-quality money market instruments. The Fund also invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax and Massachusetts individual income tax. These securities are issued by or on behalf of the Commonwealth of Massachusetts, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may include issuers located outside of Massachusetts. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation, including the federal alternative minimum tax.

The Fund also may invest up to 20% of its total assets in private activity bonds, which are municipal securities that finance private projects. The Fund also may invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. In addition, the Fund may invest in other money market funds, consistent with its investment objective and strategies. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

BofA Advisors, LLC, the Fund’s investment advisor (the Advisor), evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks
■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the securities held by the Fund to lose value which, in turn, would cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Money Market Fund Risk – An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor, the Advisor’s parent (Bank of America Corporation), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in infrequent cases in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose money from their original investment. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that the Advisor or its affiliates (including Bank of America Corporation) would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing distressed securities from the Fund, making capital infusions into or entering into a capital support agreement with the Fund or taking other supportive actions. The credit quality of certain types of portfolio securities can change rapidly in certain types of market environments. In some cases, the default of a single portfolio security could cause the net asset value of Fund shares to fall below $1.00 per share. At times of (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) insufficient levels of cash in the Fund’s portfolio to satisfy redemption activity, and (iii) disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities, the Fund could be forced to sell portfolio securities at unfavorable prices in order to generate sufficient cash to pay redeeming shareholders. Sales of portfolio securities at such times could result in losses to the Fund and cause the net asset value of Fund shares to fall below $1.00 per share. The amount of income from portfolio securities could affect the Fund’s ability to maintain a constant net asset value of $1.00 per share and/or to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses and may prevent payment of any dividends or distributions to Fund shareholders or cause the net asset value of Fund shares to fall below $1.00 per share. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions or seek to reduce certain of its operating expenses. There is no guarantee that such actions would enable the Fund to maintain a constant net asset value of $1.00 per share.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

■

Tax-Exempt Pass-through Certificates Risk – Interest payments that the Fund receives from investing in pass-through certificates or securities issued by partnerships or trusts are expected to be tax-exempt. However, these securities are subject to structural risk that could cause the income the Fund receives to be taxable.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

State-Specific Municipal Securities Risk – Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition and prospects. Since the Fund invests in Massachusetts municipal securities, the value of the Fund’s shares may be especially affected by factors pertaining to the economy of Massachusetts and other factors specifically impacting the ability of issuers of Massachusetts municipal securities to meet their obligations. From time to time, including in recent fiscal years, the Commonwealth of Massachusetts and its various agencies, instrumentalities and political subdivisions have experienced significant financial difficulties. In particular, the Commonwealth has experienced revenue shortfalls. The Commonwealth has taken various actions designed to address such difficulties, including, but not limited to, making spending reductions, placing a greater reliance on federal support and making transfers from the state’s stabilization fund. There can be no assurances, however, that the financial condition of Massachusetts will not be further materially adversely affected by actual conditions or circumstances, including, but not limited to, lower than expected revenues or higher than expected expenditures. Such factors may affect the ability of Massachusetts or its municipalities to pay their respective obligations. The statement of additional information (SAI) provides additional detail about risks specific to Massachusetts municipal securities, which investors should carefully consider.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Capital Class shares of the Fund have not commenced operations as of the date of this prospectus, and therefore performance information for Capital Class shares of the Fund is not yet available. The returns shown for all periods are the returns of Retail A shares of the Fund, which are not offered in this prospectus. Capital Class shares would have annual returns substantially similar to those of Retail A shares because each of the Fund’s share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown for Retail A shares have not been adjusted to reflect any differences in expenses between Capital Class shares and Retail A shares. The returns shown for periods prior to January 1, 2010 are the returns of Retail A shares of Columbia Massachusetts Municipal Reserves, the predecessor to the Fund and a series of Columbia Funds Series Trust. The Fund’s past performance is no guarantee of how the Fund will perform in the future.
Year by Year Total Return (%) as of December 31 Each Year
The bar chart below shows you how the performance of the Fund’s Retail A shares has varied from year to year. For the Fund’s current 7-day yield, call BofA Funds family of mutual funds (the BofA Funds) at 888.331.0904 (individual investors) or 800.353.0828 (institutional investors) or contact your financial advisor.
[1]	Year-to-date return as of June 30, 2011: 0.04%

Best and Worst Quarterly Returns During this Period

Best:	1st quarter 2001:	5.98%
Worst:	1st quarter 2010:	0.00%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns	Column	1 year	5 years	10 years
BofA Massachusetts Municipal Reserves Capital Class Shares	Retail A Shares	0.02%	1.77%	1.50%